Income tax - Reconciliation of the income before tax at the statutory rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Income (loss) before tax	$ 68,709	$ 60,016	$ 85,927
At applicable statutory tax rate
Amount computed at corporate tax of 0%	0	0	0
Foreign tax rate differences	4,972	5,425	7,513
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	0	0	0
Tax audit or amended tax return: change in uncertain tax position	385	558	(41)
Non-deductible interest expense	571	1,477	875
Non-deductible withholding tax	(114)	120	0
Non-deductible loss on derivatives	625	717	838
Tax exemptions	(13)	(13)	(36)
Non-deductible other financial items	(106)	194	116
Other non-deductible costs	(18)	45	63
Tax credits	(742)	(1,252)	(1,032)
Adjustment for valuation allowance	4	4	9
Income Tax Expense (Benefit), Total	$ 5,564	$ 7,275	$ 8,305